Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of earnings per share
	Year ended December 31 2021	Year ended December 31 2020	Year ended December 31 2019
	£’000	£’000	£’000
Loss for the year	(543,509)	(102,687)	(17,964)

Weighted average number of ordinary shares:
Basic weighted average number of ordinary shares	667,973,041	515,161,816	337,787,880
Dilutive effect of share options, Note 25	—	—	—
Dilutive effect of warrants, Note 23	—	—	—
Diluted weighted average number of ordinary shares	667,973,041	515,161,816	337,787,880

Basic loss per ordinary share	£(0.81)	£(0.20)	£(0.05)
Diluted loss per ordinary share	£(0.81)	£(0.20)	£(0.05)